--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                  FORM N-CSR/S

                              --------------------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-9092

                              --------------------
                        First Eagle Variable Funds, Inc.
               (Exact name of registrant as specified in charter)

                              --------------------

                           1345 Avenue of the Americas
                             New York, NY 10105-4300
               (Address of principal executive offices) (Zip code)

                                  Robert Bruno
                        First Eagle Variable Funds, Inc.
                           1345 Avenue of the Americas
                             New York, NY 10105-4300
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-632-2700

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

--------------------------------------------------------------------------------

Item 1. Reports to Stockholders.

                       FIRST EAGLE OVERSEAS VARIABLE FUND
              advised by Arnhold and S. Bleichroeder Advisers, LLC




                               SEMI-ANNUAL REPORT
                                 June 30, 2003





                               [FIRST EAGLE LOGO]

                       First Eagle Overseas Variable Fund


                             THE PRESIDENTS' LETTER




Dear Shareholders:

From February 3, 1997 (commencement of operations) through June 30, 2003 the value of an investment in your Fund increased at a compounded average annual rate of 13.62%. Over the past twelve months, the rate was 14.96%.

About 50% of the foreign stock portfolio was invested in developed countries of continental Europe and 18% in Japan.

At the end of our letter to you a year ago, we wrote: 'We look at gold simply as insurance.' We still do today, so your Fund has retained some exposure to gold.

At the same time, up until recently, equities had been declining for three years in Europe and for thirteen years in Japan. Being 'value' investors, we are more price-conscious than we are outlook-conscious, to speak like Martin J. Whitman. So whenever we have come across stocks that we liked at prices that we liked, we have been buying them, without worrying at all whether the short-term outlook was good or not. Time will tell.

Sincerely yours,


Jean-Marie Eveillard                           John P. Arnhold

Jean-Marie Eveillard                           John P. Arnhold
Co-President                                   Co-President

July 23, 2003

                       First Eagle Overseas Variable Fund

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[PHOTO OF CHARLES DE VAULX AND JEAN-MARIE EVEILLARD]
Charles de Vaulx (left), Jean-Marie
Eveillard (right)

The net asset value of the First Eagle Overseas Variable Fund rose 17.38% from January 1, 2003 to June 30, 2003, while the MSCI EAFE Index was up 9.47% over that same period.

After some sharp falls in January and February, stock markets around the world recovered in March and then had their best quarter in nearly five years amid growing optimism about prospects for the global economy after the end of the war in Iraq. The gains were broad based, with some spectacular gains in 'new economy' stocks (telecommunications and technology companies), which are enjoying a remarkable turnaround both in and outside the U.S. Many emerging markets also had very strong performances. Additionally, the bond markets had a strong three months, puzzling some analysts. However, that bull market came to a halt after the recent U.S. Federal Reserve's latest interest rate cut. For U.S.-based investors, the rise in foreign stock markets was magnified a little as the U.S. dollar declined, particularly against European currencies. Also gold was up over the period, albeit retrenching towards the end of the six-month period.

On an absolute basis, most sectors contributed positively to the Fund's performance. In particular, holding companies, with stocks such as Wendel Investissement (France) and Corporacion Financiera Alba SA (Spain), the latter doing well on the back of an announced Dutch tender offer to buy back up to 10% of its shares outstanding. Corporate activity also had a positive impact. Buderus AG, a German boiler manufacturer, rose both before and after Robert Bosch (German auto parts manufacturer) made a tender offer. Also gaining were Brau-Union AG and its parent company, BBAG Oesterreichische Brau-Beteiligungs AG, first as both companies said they were exploring their strategic options and then after Heineken announced a friendly takeover bid. Finally Hilti, the Lichtenstein-based power tool company announced a going private transaction at a 31% premium to its share price.

The gold related holdings also contributed positively including Freeport McMoRan Copper & Gold Inc. and Newmont Mining Corporation.

A few new positions were initiated including Samsung Electronics Company, Limited Pfd., the South Korean electronics manufacturer and Petrochina Company, Limited (ADR), a Chinese oil and gas company. Additional investments were made in international SA, the French lens manufacturer, and Heineken Holding, the Dutch holding company that controls Heineken.

We remain 70% hedged to protect against a possible decline in the Japanese yen, while we are only 20% hedged against the euro, believing the latter will remain undervalued against the U.S. dollar. We are 50% hedged against the South Korean won.

Although stock prices have rebounded, particularly during the second quarter, the discounts at which our holdings are currently trading remain high, thus still providing a 'margin of safety.' We also derive great comfort from the fact that some of our holdings currently offer somewhat generous dividend yields, sometimes in excess of ten year bond yields. Also comforting is the fact that corporate activity (takeovers, LBOs, going private transactions) keeps gaining traction, sometimes benefiting some of the Fund's holdings.

We appreciate your confidence and thank you for your support.


Charles de Vaulx

Charles de Vaulx
Co-Manager

July 14, 2003

FUND OVERVIEW

FIRST EAGLE OVERSEAS VARIABLE FUND         Data as of June 30, 2003 (unaudited)

THE INVESTMENT STYLE                       AVERAGE ANNUAL RETURNS
                                                                                  ONE-YEAR   FIVE-YEARS    SINCE INCEPTION
                                                                                                              (2-3-97)

First Eagle Overseas Variable Fund
seeks long-term growth of capital          First Eagle Overseas Variable Fund*    14.96%      16.62%           13.62%
by investing in securities of small        MSCI EAFE Index                        (6.46%)     (4.00%)          (0.01%)
and medium size non-U.S. companies.        Consumer Price Index                    2.17%       2.42%            2.23%

                                           GROWTH OF A $10,000 INVESTMENT
ASSET ALLOCATION
[PERFORMANCE GRAPH]                                               [PERFORMANCE GRAPH]

Stocks......................96.24%                         First
Bonds....................... 3.57%                         Eagle
U.S. Dollar Cash and                                      Overseas   Consumer     MSCI
  Equivalents............... 0.19%                        Variable    Price       EAFE
                                                            Fund      Index       Index

                                                   2/97    10,000     10,000     10,000
                                                   6/97    10,760     10,056     11,524
                                                   6/98    10,510     10,226     12,227
                                                   6/99    12,618     10,427     13,158
                                                   6/00    15,383     10,816     15,444
                                                   6/01    16,750     11,161     11,777
                                                   6/02    19,719     11,274     10,659
                                                   6/03    22,669     11,518      9,970

                                           Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions and is net of expenses. The MSCI EAFE Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from
                                           21 international markets and is not available for purchase. It is a trademark of
                                           Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer
                                           Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.
                                           -----------
                                           * These returns do not reflect taxes that an investor would bear in connection with the investment.

TOP 5 COUNTRIES                            TOP 10 HOLDINGS
Japan                        17.97%        Wendel Investissement (French holding company)                                3.51%
France                       14.98%        Buderus AG (German manufacturer of heating systems)                           3.27%
Germany                       8.94%        Freeport McMoRan Copper & Gold Inc. (B & C) (U.S. mining company)             3.22%
United Kingdom                8.73%        Corporacion Financiera Alba SA                                                2.66%
Switzerland                   7.10%          (European holding company with stakes in retail, telecom,
                                             construction and media)
                                           EnCana Corporation (Canadian energy company)                                  2.62%
The Fund's portfolio composition is        Remy Cointreau SA (French beverage company)                                   2.49%
subject to change at any time.             Shimano Inc. (Japanese manufacturer of bicycle parts)                         2.44%
                                           Kuehne & Nagel International AG (Swiss freight company)                       2.41%
                                           Pargesa Holdings SA (Swiss diversified financials company)                    2.34%
                                           Newmont Mining Corporation (U.S. mining company)                              2.21%

                       First Eagle Overseas Variable Fund
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2003
                                  (UNAUDITED)


       NUMBER                                                              COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)

                COMMON AND PREFERRED STOCKS -- (96.24%)
                  ARGENTINA (0.28%)
       25,000   Cresud S.A.C.I.F. y A. ADR (a)(2)                       $   153,625   $   224,750
                                                                        -----------   -----------

                  AUSTRALIA (0.73%)
      250,000   Spotless Group Limited (7)                                  608,739       589,022
                                                                        -----------   -----------

                  AUSTRIA (2.90%)
       45,000   Flughafen Wien AG (13)                                    1,462,041     1,635,396
        5,000   Brau-Union AG (2)                                           179,148       709,045
                                                                        -----------   -----------
                                                                          1,641,189     2,344,441
                                                                        -----------   -----------

                  BELGIUM (1.40%)
       50,000   Deceuninck (1)                                              800,173     1,133,898
                                                                        -----------   -----------

                  CANADA (3.07%)
       55,000   EnCana Corporation (3)                                    1,475,821     2,110,350
       75,000   IAMGOLD Corporation (11)                                    230,782       366,762
                                                                        -----------   -----------
                                                                          1,706,603     2,477,112
                                                                        -----------   -----------

                  CHILE (0.73%)
      100,000   Quinenco SA ADR (a)(7)                                      614,332       590,000
                                                                        -----------   -----------

                  CHINA (2.06%)
       55,000   Petrochina Company, Limited ADR (3)                       1,310,272     1,661,000
                                                                        -----------   -----------

                  FRANCE (14.28%)
       65,000   Remy Cointreau SA (1)                                     1,855,299     2,012,195
       95,000   Wendel Investissement (6)                                 1,939,480     2,836,180
       55,000   Vivendi Universal SA (9)                                    618,519     1,000,988
       20,000   Eurazeo (6)                                                 822,811     1,016,202
       10,000   Robertet SA (2)                                             681,962       942,714
       15,000   Societe du Louvre (1)                                       800,279       919,749
        1,650   Societe Sucriere de Pithiviers-le-Vieil (2)                 506,313       914,151
       18,000   Carbone Lorraine SA (7)                                     405,748       488,810
       15,000   Laurent-Perrier (2)                                         396,891       465,042
       12,000   Legris Industries SA (7)                                    237,663       265,246
        5,000   Gaumont SA (a)(9)                                           203,169       235,449
        2,000   Didot-Bottin (6)                                            126,999       180,850
       15,000   Sabeton SA (6)                                              195,029       172,238
        2,000   Crometal SA (7)                                             102,205        71,192
                                                                        -----------   -----------
                                                                          8,892,367    11,521,006
                                                                        -----------   -----------

                  GERMANY (8.94%)
       80,000   Buderus AG (1)                                            1,467,377     2,640,977
       45,000   Merck KGaA (5)                                              856,926     1,292,299
       20,000   Hornbach Holding AG Pfd. (1)                                898,404     1,148,251
       50,000   Suedzucker AG (2)                                           670,392       852,576
       20,000   Vossloh AG (13)                                             362,280       719,953
       10,000   Axel Springer Verlag AG (a)(9)                              487,883       562,644
                                                                        -----------   -----------
                                                                          4,743,262     7,216,700
                                                                        -----------   -----------

                       First Eagle Overseas Variable Fund
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 2003
                                  (UNAUDITED)


       NUMBER                                                              COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                  HONG KONG (1.16%)
      847,500   Shaw Brothers (Hong Kong) Limited (9)                   $   657,929   $   836,812
    1,000,000   City e-Solutions Limited (a)(1)                              46,357       101,303
                                                                        -----------   -----------
                                                                            704,286       938,115
                                                                        -----------   -----------

                  HUNGARY (1.97%)
       25,000   Brau Union Hungaria Brewerie (2)                            558,056     1,590,561
                                                                        -----------   -----------

                  ITALY (3.20%)
      250,000   Italcementi S.p.A. (8)                                    1,162,105     1,624,775
      250,000   Gewiss S.p.A. (7)                                           597,083       955,919
                                                                        -----------   -----------
                                                                          1,759,188     2,580,694
                                                                        -----------   -----------

                  JAPAN (17.97%)
      125,000   Shimano Inc. (1)                                          1,776,276     1,967,404
       55,000   Secom Company, Limited (7)                                2,032,505     1,613,939
       50,000   Ono Pharmaceutical Company, Limited (5)                   1,629,487     1,550,581
       50,000   Fuji Photo Film Company, Limited (1)                      1,359,975     1,446,376
      400,000   NIPPONKOA Insurance Company, Limited (4)                  1,477,493     1,350,506
      135,000   Toho Company, Limited (9)                                 1,336,144     1,186,195
      200,000   Mitsui Sumitomo Insurance Company, Limited (4)              864,860       928,682
       50,000   Mandom Corporation (2)                                      927,749       889,917
      100,000   Makita Corporation (1)                                      573,490       812,805
      200,000   Aida Engineering, Limited (7)                               540,689       610,229
      200,000   Aioi Insurance Company, Limited (4)                         432,111       486,849
       30,000   Chofu Seisakusho Company, Limited (1)                       353,519       427,910
       40,560   Shoei Company, Limited (6)                                  298,951       419,277
       60,700   Yomeishu Seizo Company, Limited (2)                         396,406       390,144
       34,700   Sotoh Company, Limited (1)                                  160,499       237,206
        5,000   ASAHI Broadcasting Corporation (9)                          410,012       184,653
                                                                        -----------   -----------
                                                                         14,570,166    14,502,673
                                                                        -----------   -----------

                  MEXICO (1.16%)
      585,000   Industrias Penoles, S.A. de C.V. (11)                       616,369       937,652
                                                                        -----------   -----------

                  NETHERLANDS (3.04%)
      100,000   Randstad Holding NV (7)                                     617,305     1,109,210
       30,928   Koninklijke Grolsch NV (2)                                  791,120       785,550
       47,500   United Services Group (7)                                   544,973       559,055
                                                                        -----------   -----------
                                                                          1,953,398     2,453,815
                                                                        -----------   -----------

                  NEW ZEALAND (1.88%)
    1,000,000   Carter Holt Harvey Limited (10)                             765,890     1,050,909
      100,000   News and Media NZ Limited exchangeable preference
                shares (9)                                                  383,118       467,038
                                                                        -----------   -----------
                                                                          1,149,008     1,517,947
                                                                        -----------   -----------


                       First Eagle Overseas Variable Fund
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 2003
                                  (UNAUDITED)

       NUMBER                                                              COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                  SINGAPORE (2.76%)
      500,000   Haw Par Corporation Limited (7)                         $ 1,015,622   $ 1,232,499
    1,503,815   ComfortDelgro Corporation Limited (13)                      477,094       687,571
    1,000,000   Del Monte Pacific Limited (2)                               239,759       303,865
                                                                        -----------   -----------
                                                                          1,732,475     2,223,935
                                                                        -----------   -----------

                  SOUTH AFRICA (2.04%)
      135,000   Gold Fields Limited ADR (11)                              1,545,251     1,644,300
                                                                        -----------   -----------

                  SOUTH KOREA (4.97%)
       12,000   Samsung Electronics Company, Limited Pfd. (12)            1,589,489     1,712,850
      147,540   Daeduck Electronics Company, Limited (12)                 1,008,883     1,278,392
        1,500   Lotte Confectionery Company, Limited (2)                    360,172       617,832
        2,500   Nam Yang Dairy Products (2)                                 635,014       399,749
                                                                        -----------   -----------
                                                                          3,593,558     4,008,823
                                                                        -----------   -----------

                  SPAIN (2.66%)
       85,000   Corporacion Financiera Alba SA (6)                        1,807,632     2,144,301
                                                                        -----------   -----------

                  SWITZERLAND (7.10%)
       26,500   Kuehne & Nagel International AG (13)                      1,366,434     1,946,803
          925   Pargesa Holding AG (6)                                    1,684,921     1,885,651
          400   Metall Zug PC AG (1)                                        415,652       581,807
           18   Metall Zug AG (1)                                           193,760       239,220
        1,500   Edipresse SA (9)                                            452,435       553,751
        1,150   Societe Generale d'Affichage (9)                            418,792       521,338
                                                                        -----------   -----------
                                                                          4,531,994     5,728,570
                                                                        -----------   -----------

                  THAILAND (0.17%)
       20,000   The Oriental Hotel Public Company Limited (1)                88,922       138,750
                                                                        -----------   -----------

                  UNITED KINGDOM (6.33%)
      150,000   Spirax-Sarco Engineering plc (7)                            863,922     1,185,119
    1,000,000   Aggregate Industries plc (8)                              1,159,223     1,312,657
      300,000   Millennium & Copthorne Hotel plc (1)                        959,173     1,187,603
      300,000   J.Z. Equity Partners plc (4)                                536,259       508,085
       20,000   Amdocs Limited (a)(12)                                      125,000       480,000
      275,000   McBride plc (2)                                             299,176       432,722
                                                                        -----------   -----------
                                                                          3,942,753     5,106,186
                                                                        -----------   -----------

                  GOLD RELATED (5.44%)
       55,000   Newmont Mining Corporation                                1,398,127     1,785,300
       50,000   Freeport McMoRan Copper & Gold Inc., Class `B' (a)(b)       655,999     1,225,000
       27,500   Freeport McMoRan Copper & Gold Inc., Preferred
                Series `B' (a)(b)                                           679,165       944,625
       12,000   Freeport McMoRan Copper & Gold Inc., Preferred
                Series `C' (a)(b)                                           325,775       431,640
                                                                        -----------   -----------
                                                                          3,059,066     4,386,565
                                                                        -----------   -----------
                TOTAL COMMON AND PREFERRED STOCKS                        62,082,684    77,660,816
                                                                        -----------   -----------

                       First Eagle Overseas Variable Fund
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 2003
                                  (UNAUDITED)

    PRINCIPAL                                                              COST          VALUE
       AMOUNT                                                            (NOTE 1)      (NOTE 1)

                BOND AND CONVERTIBLE BONDS -- (3.57%)
                  U.S. DOLLAR CONVERTIBLE BOND (0.27%)
$     102,040   Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (2)            $   102,040   $   216,835
                                                                        -----------   -----------
                  NON U.S. DOLLAR BONDS (3.30%)
 GBP  500,000   EMI Group plc 8 1/4% due 5/20/2008 (9)                      821,236       853,020
 NZD  212,934   Evergreen Forest Limited 0% due 3/19/2009 (a)(10)           119,754       162,518
 GBP  615,000   Enodis plc 10 3/8% due 4/15/2012 (7)                      1,008,437     1,079,774
 EUR  500,000   Fimep SA 10 1/2% due 2/15/2013 (7)                          500,000       570,000
                                                                        -----------   -----------
                                                                          2,449,427     2,665,312
                                                                        -----------   -----------
                TOTAL BOND AND CONVERTIBLE BONDS                          2,551,467     2,882,147
                                                                        -----------   -----------
                SHORT TERM INVESTMENT (0.68%)
      549,000   Merrill Lynch & Co., Inc. 1.12% due 7/02/2003               548,983       548,983
                                                                        -----------   -----------
                TOTAL INVESTMENTS (100.49%)                             $65,183,134*   81,091,946**
                                                                        -----------
                                                                        -----------
                Liabilities in excess of other assets ( - 0.49%)                         (396,559)
                                                                                      -----------
                Net assets (100.00%)                                                  $80,695,387
                                                                                      -----------
                                                                                      -----------

---------

(a)  Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

  * At June 30, 2003, the cost of investments is substantially identical for both book and federal income tax purposes.

 ** Gross unrealized appreciation and depreciation of securities at June 30, 2003 were $17,319,535 and $1,410,723, respectively. (Net appreciation was $15,908,812.)

FOREIGN CURRENCIES           SECTOR/INDUSTRY CLASSIFICATIONS
------------------           -------------------------------
EUR -- euro                  (1) Consumer Discretionary     (8) Materials
GBP -- pound sterling        (2) Consumer Staples           (9) Media
NZD -- New Zealand dollar    (3) Energy                    (10) Paper and Forest Products
                             (4) Financials                (11) Precious Metals
                             (5) Health Care               (12) Technology
                             (6) Holding Companies         (13) Transportation
                             (7) Industrials

---------

See Notes to Financial Statements.

                       First Eagle Overseas Variable Fund
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003
                                  (UNAUDITED)

ASSETS:
    Investments, at value (cost $65,183,134) (Note 1).......  $81,091,946
    Receivable for forward currency contracts held, at value
      (Notes 1 and 6).......................................       61,018
    Receivable for Fund shares sold.........................      146,761
    Accrued interest and dividends receivable...............      294,762
                                                              -----------
        TOTAL ASSETS........................................   81,594,487
                                                              -----------
LIABILITIES:
    Due to broker...........................................      145,265
    Payable for investment securities purchased.............      293,269
    Payable for forward currency contracts held, at value
      (Notes 1 and 6).......................................      295,053
    Investment advisory fees payable (Note 2)...............       50,964
    Administrative cost reimbursement payable (Note 2)......        8,315
    Distribution fees payable (Note 3)......................       48,184
    Accrued expenses and other liabilities..................       58,050
                                                              -----------
        TOTAL LIABILITIES...................................      899,100
                                                              -----------
NET ASSETS:
    Capital stock (par value, $0.001 per share).............        4,596
    Capital surplus.........................................   61,324,290
    Net unrealized appreciation (depreciation) on:
        Investments.........................................   15,908,812
        Forward currency contracts..........................     (234,035)
        Foreign currency related transactions...............        2,222
    Undistributed net realized gains on investments.........    2,943,279
    Undistributed net investment income.....................      746,223
                                                              -----------
        NET ASSETS (NOTE 1).................................  $80,695,387
                                                              -----------
                                                              -----------
NET ASSET VALUE PER SHARE (NAV) (based on 4,595,900 shares
  outstanding; 1,000,000,000 shares authorized) (Note 5)....    $17.56
MAXIMUM OFFERING PRICE PER SHARE............................    $17.56

---------

See Notes to Financial Statements.

                       First Eagle Overseas Variable Fund
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)

INVESTMENT INCOME:
    Income:
        Dividends (net of $179,721 foreign taxes
          withheld).........................................  $ 1,300,282
        Interest............................................       96,733
                                                              -----------
            Total income from operations....................    1,397,015
                                                              -----------
    Expenses:
        Investment advisory fees (Note 2)...................      262,848
        Administrative cost reimbursement fees (Note 2).....        8,315
        Distribution fees (Note 3)..........................       87,616
        Custodian fees......................................       44,685
        Accounting fees.....................................       23,401
        Legal fees..........................................       15,045
        Printing fees.......................................       13,177
        Audit fees..........................................        4,123
        Registration and filing fees........................        4,071
        Shareholder Servicing agent fees....................        3,547
        Miscellaneous fees..................................        1,638
        Directors' fees.....................................        1,399
        Insurance fees......................................          992
                                                              -----------
            Total expenses from operations..................      470,857
                                                              -----------
    Net investment income (Note 1)..........................      926,158
                                                              -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
    Net realized gain (loss) from:
        Investments.........................................    3,066,499
        Foreign currency related transactions...............     (557,813)
                                                              -----------
                                                                2,508,686
                                                              -----------
    Change in unrealized appreciation (depreciation) of:
        Investments.........................................    8,407,854
        Foreign currency related transactions...............      232,061
                                                              -----------
                                                                8,639,915
                                                              -----------
    Net gain on investments and foreign currency related
      transactions..........................................   11,148,601
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $12,074,759
                                                              -----------
                                                              -----------

---------

See Notes to Financial Statements.

                       First Eagle Overseas Variable Fund
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                ENDED JUNE 30,     FOR THE YEAR ENDED
                                                                     2003             DECEMBER 31,
                                                                 (UNAUDITED)              2002
                                                              ------------------   ------------------
OPERATIONS:
    Net investment income...................................     $   926,158          $    88,772
    Net realized gain from investments and foreign currency
      related transactions..................................       2,508,686              394,966
    Increase in unrealized appreciation (depreciation) of
      investments and foreign currency related
      transactions..........................................       8,639,915            7,114,459
                                                                 -----------          -----------
        Net increase in assets resulting from operations....      12,074,759            7,598,197
                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends paid from net investment income...............        --                   (164,967)
    Distributions paid from net realized gains from
      investment transactions...............................        --                   (907,322)
                                                                 -----------          -----------
        Decrease in net assets resulting from
          distributions.....................................        --                 (1,072,289)
                                                                 -----------          -----------
FUND SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from shares sold...........................      14,775,434           50,947,096
    Net asset value of shares issued for reinvested
      dividends and distributions...........................        --                  1,072,289
    Cost of shares redeemed.................................      (9,885,177)         (12,842,378)
                                                                 -----------          -----------
        Increase in net assets from Fund share
          transactions......................................       4,890,257           39,177,007
                                                                 -----------          -----------
        Net increase in net assets..........................      16,965,016           45,702,915

NET ASSETS (NOTE 1):
    Beginning of period.....................................      63,730,371           18,027,456
                                                                 -----------          -----------
    End of period (including undistributed net investment
      income (loss) of $746,223 and $(179,937),
      respectively).........................................     $80,695,387          $63,730,371
                                                                 -----------          -----------
                                                                 -----------          -----------

---------

See Notes to Financial Statements.

                       First Eagle Overseas Variable Fund
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

First Eagle Variable Funds, Inc. (the 'Company') is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of one portfolio, First Eagle Overseas Variable Fund (the 'Fund'). The Company, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The following is a summary of significant accounting policies adhered to by the Fund.

(a) Security valuation -- Portfolio securities held in the Fund are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

(b) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes discounts on fixed income securities, however, premiums are not amortized.

(c) Foreign currency translation -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(d) Forward currency contracts -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

(e) U.S. income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

(f) Use of estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

Arnhold and S. Bleichroeder Advisers, LLC ('the Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB Holdings') manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser, an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

                       First Eagle Overseas Variable Fund
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

The Adviser also performs certain administrative and accounting services on behalf of the Fund, and, in accordance with the agreement between them the Fund reimburses the Adviser for costs (including personnel, overhead and other costs) related to those services.

Prior to April 30, 2003, the Adviser had agreed to waive its advisory fee, to the extent that the Fund's aggregate expenses exceeded 1.50% of the Fund's average daily net assets. For the four months ended April 30, 2003, the Adviser did not need to waive any of the Fund's advisory fees.

First Eagle Funds Distributors (the 'Distributor'), a division of ASB Securities, LLC, a wholly owned subsidiary of ASB Holdings, serves as the Fund's principal underwriter. For the six months ended June 30, 2003, the Distributor and other broker-dealer affiliates of the Adviser executed no portfolio transactions on behalf of the Fund (and therefore received no brokerage commissions from the Fund).

NOTE 3 -- DISTRIBUTION PLANS AND AGREEMENTS

Under the terms of the Distribution Plans and Agreements (the 'Plans') with the Distributor, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay quarterly, a distribution related fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plans, the Distributor will use amounts payable by the Fund in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the six months ended June 30, 2003, the distribution fees paid or payable to the Distributor by the Fund were $87,616.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2003, the aggregate cost of purchases of investments and proceeds from sales of investments totaled $16,179,570 and $7,345,918, respectively.

NOTE 5 -- CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003     DECEMBER 31, 2002
                                                               -------------     -----------------
Shares sold.................................................       943,968           3,690,764
Shares issued for reinvested dividends and distributions....       --                   74,207
Shares redeemed.............................................      (606,962)           (875,660)
                                                                  --------           ---------
Net increase................................................       337,006           2,889,311
                                                                  --------           ---------
                                                                  --------           ---------

NOTE 6 -- COMMITMENTS

As of June 30, 2003, the Fund had entered into forward currency contracts, as summarized on the following page, resulting in net unrealized depreciation of $234,035.

                       First Eagle Overseas Variable Fund
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

TRANSACTION HEDGES:

Foreign Currency Purchases
-------------------------------------------------------------------------------------------------------------------------

                                                                                        UNREALIZED         UNREALIZED
     SETTLEMENT                                     U.S. $ VALUE AT                     APPRECIATION AT   DEPRECIATION AT
        DATES             FOREIGN CURRENCY            JUNE 30,        U.S. $ TO BE       JUNE 30,           JUNE 30,
       THROUGH             TO BE RECEIVED               2003            DELIVERED          2003               2003
-------------------------------------------------------------------------------------------------------------------------
 7/02/03                255,405   Euro                $   293,268       $   292,016         $ 1,252            --
                                                      -----------       -----------         -------          ---------

PORTFOLIO HEDGES:


Foreign Currency Sales
--------------------------------------------------------------------------------------------------------------------------
                                                                                         UNREALIZED         UNREALIZED
     SETTLEMENT                                                        U.S. $ VALUE AT   APPRECIATION AT   DEPRECIATION AT
        DATES              FOREIGN CURRENCY          U.S. $ TO BE        JUNE 30,         JUNE 30,           JUNE 30,
       THROUGH             TO BE DELIVERED             RECEIVED            2003             2003               2003
--------------------------------------------------------------------------------------------------------------------------
 8/20/03                  61,000   Euro                     65,505            70,150         --               $  (4,645)
 9/17/03             831,981,700   South Korean Won        668,080           697,327         --                 (29,247)
 9/17/03             808,424,000   South Korean Won        665,150           677,583         --                 (12,433)
11/19/03               4,664,000   Euro                  5,107,021         5,355,749         --                (248,728)
11/26/03           1,189,253,000   Japanese Yen         10,008,280         9,952,631          55,649            --
11/26/03              35,348,000   Japanese Yen            300,063           295,946           4,117            --
                                                       -----------       -----------         -------          ---------
                                                        16,814,099        17,049,386          59,766           (295,053)
                                                       -----------       -----------         -------          ---------
                                                       $17,107,367       $17,341,402         $61,018          $(295,053)
                                                       -----------       -----------         -------          ---------
                                                       -----------       -----------         -------          ---------

                       First Eagle Overseas Variable Fund
                              FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------

                                        FOR THE
                                      SIX MONTHS
                                         ENDED
                                       JUNE 30,                     FOR THE YEAR ENDED DECEMBER 31,
                                         2003          ---------------------------------------------------------
                                      (UNAUDITED)       2002         2001         2000         1999        1998
----------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of
  period............................    $ 14.96        $ 13.16      $ 14.01      $ 14.16      $10.07      $ 9.77
                                        -------        -------      -------      -------      ------      ------
Income from investment operations:
    Net investment income...........       0.21           0.04         0.14         0.23        0.16        0.12
    Net realized and unrealized
      gains on investments..........       2.39           2.02         0.84         0.79        4.08        0.29
                                        -------        -------      -------      -------      ------      ------
        Total from investment
          operations................       2.60           2.06         0.98         1.02        4.24        0.41
                                        -------        -------      -------      -------      ------      ------
Less distributions:
    Dividends from net investment
      income........................     --              (0.04)       (0.68)       (0.22)       --         (0.11)
    Dividends from capital gains....     --              (0.22)       (1.15)       (0.95)      (0.15)       --
                                        -------        -------      -------      -------      ------      ------
                                         --              (0.26)       (1.83)       (1.17)      (0.15)      (0.11)
                                        -------        -------      -------      -------      ------      ------
Net asset value, end of period......    $ 17.56        $ 14.96      $ 13.16      $ 14.01      $14.16      $10.07
                                        -------        -------      -------      -------      ------      ------
                                        -------        -------      -------      -------      ------      ------
TOTAL RETURN........................      17.38%         15.72%        7.46%        7.31%      42.15%       4.21%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)...    $80,695        $63,730      $18,027      $14,514      $9,156      $4,213
Ratio of operating expenses to
  average net assets'D'.............       1.34%*         1.49%        1.50%        1.50%       1.50%       1.50%
Ratio of net investment income to
  average net assets#...............       2.64%*         0.31%        0.94%        1.60%       1.50%       2.04%
Portfolio turnover rate.............      10.81%         27.93%       37.80%       57.88%      65.38%      21.35%

---------

*    Annualized.

'D' The annualized ratios of operating expenses to average net assets for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 1.34%, 1.49%, 2.08%, 2.65%, 3.32% and
     4.98%, respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

# The annualized ratios of net investment income to average net assets for the six months ended June 30, 2003 the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 2.64%, 0.31%, 0.36%, 0.44%, (0.32%) and
     (1.44%), respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

                       First Eagle Overseas Variable Fund
                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

                           MANAGEMENT OF THE COMPANY

The business of the Company is managed by its Board of Directors, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Directors.

Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company's Board of Directors are not 'interested persons' as that term is defined in the Investment Company Act.

                            INDEPENDENT DIRECTORS(1)




                                                                       NUMBER OF
                                                                       PORTFOLIOS
                                        TERM OF                         IN THE
                                       OFFICE(2)                         FUND
                            POSITION      AND         PRINCIPAL         COMPLEX          OTHER
                              HELD     LENGTH OF    OCCUPATION(S)      OVERSEEN      DIRECTORSHIPS/
                            WITH THE     TIME        DURING PAST          BY          TRUSTEESHIPS
  NAME, AGE AND ADDRESS      COMPANY    SERVED        5 YEARS          DIRECTOR    HELD BY DIRECTOR
--------------------------  ---------  ---------  -----------------    ---------  --------------------
Candace K. Beinecke ......  Director   December   Chair, Hughes            6      Director, ALSTOM;
 One Battery Park Plaza                1999 to    Hubbard & Reed                  Director, Jacob's
 New York, New York 10004              present                                    Pillow Dance
 (born December 1946)                                                             Festival, Inc.;
                                                                                  Director, Merce
                                                                                  Cunningham Dance
                                                                                  Foundation, Inc.;
                                                                                  Director, First
                                                                                  Eagle Funds, Inc.
                                                                                  (5 portfolios)

Jean D. Hamilton(3) ......  Director   March      Independent              6      Director, Women's
 1345 Avenue of the                    2003 to    Consultant/Private              Economic Round
 Americas                              present    Investor; prior                 Table; Director and
 New York, New York 10105                         to November 2002,               Treasurer, New York
 (born January 1947)                              Chief Executive                 Women's Forum;
                                                  Officer,                        Director, Four
                                                  Prudential                      Nations; Director,
                                                  Institutional,                  Glass Roots;
                                                  and Executive                   Director, First
                                                  Vice President,                 Eagle Funds, Inc.
                                                  Prudential                      (5 portfolios)
                                                  Financial, Inc.;
                                                  prior to November
                                                  1998, various
                                                  executive
                                                  positions within
                                                  the Prudential
                                                  organization

William M. Kelly .........  Director   December   Senior Associate,        6      Trustee, New York
 500 Fifth Avenue,                     1999 to    Lingold                         Foundation;
 50th Floor                            present    Associates                      Treasurer and
 New York, New York 10110                                                         Trustee, Black Rock
 (born February 1944)                                                             Forest Consortium;
                                                                                  Director, First
                                                                                  Eagle Funds, Inc.
                                                                                  (5 portfolios)

Paul J. Lawler ...........  Director   March      Vice President           6      Director, Junior
 One Michigan Avenue                   2002 to    Investments and                 Achievement of
 East Battle Creek,                    present    Chief Investment                Southwest Michigan;
 Michigan, 49017                                  Officer, W.K.                   Finance Committee
 (born May 1948)                                  Kellogg                         Member, Battle Creek
                                                  Foundation; prior               Community
                                                  to June 1997,                   Foundation; Custody
                                                  Vice President                  Advisory Committee
                                                  for Finance,                    Member, The Bank of
                                                  Renssalaer                      New York; Director,
                                                  Polytechnic                     First Eagle Funds,
                                                  Institute                       Inc. (5 portfolios)

Dominique Raillard .......  Director   April      Independent              6      Director, First
 15 Boulevard Delessert                1987 to    Consultant/Private              Eagle Funds, Inc.
 75016 Paris France                    present    Investor; prior                 (5 portfolios)
 (born June 1938)                                 to December 2001,
                                                  Managing Director
                                                  of Act 2
                                                  International
                                                  (Consulting)

Nathan Snyder ............  Director   March      Independent              6      Director, First
 1345 Avenue of the                    1983 to    Consultant/Private              Eagle Funds, Inc.
 Americas                              present    Investor                        (5 portfolios)
 New York, New York 10105
 (born October 1934)


---------

(1) Directors who are not 'interested persons' of the Company as defined in the Investment Company Act.

(2)  The term of office of each Director expires on his/her 70th birthday.

(3) Ms. Hamilton was previously employed by certain of the Prudential companies, which provide portfolio brokerage and distribution services with respect to the Funds. She retired from her positions with those companies on November 16, 2002.

                           INTERESTED DIRECTORS(1)


                                                                         NUMBER OF
                                                                         PORTFOLIOS
                                          TERM OF                         IN THE
                                         OFFICE(2)                         FUND
                            POSITION        AND         PRINCIPAL         COMPLEX          OTHER
                              HELD       LENGTH OF    OCCUPATION(S)      OVERSEEN      DIRECTORSHIPS/
                            WITH THE       TIME        DURING PAST          BY          TRUSTEESHIPS
  NAME, AGE AND ADDRESS      COMPANY      SERVED        5 YEARS          DIRECTOR    HELD BY DIRECTOR
--------------------------  ---------    ---------  -----------------    ---------  --------------------
John P. Arnhold ..........  Co-President; December   Co-President and        6       Co-President; and
 1345 Avenue of the         Director      1999 to    Director, Arnhold               Director, First
 Americas                                 present    and S. Bleichroeder             Eagle Funds, Inc.
 New York, New York 10105                            Holdings, Inc.;                 (5 portfolios)
 (born December 1953)                                President and
                                                     Director, Natexis
                                                     Bleichroeder
                                                     Inc.; Co-
                                                     President and
                                                     Director, Arnhold
                                                     and S.
                                                     Bleichroeder
                                                     Advisers, LLC;
                                                     President and
                                                     Director, Natexis
                                                     Bleichroeder UK
                                                     Ltd.;
                                                     Co-President and
                                                     Director, ASB
                                                     Securities LLC;
                                                     Director Aquila
                                                     International
                                                     Fund, Ltd.;
                                                     President,
                                                     WorldVest, Inc.;
                                                     Director, Arnhold
                                                     and S.
                                                     Bleichroeder
                                                     Advisers UK, Ltd.

James E. Jordan ..........  Director      December   Managing                   6    Director, Leucadia
 1345 Avenue of the                       1999 to    Director, Arnhold               National
 Americas                                 present    and S.                          Corporation;
 New York, New York 10105                            Bleichroeder                    Director, Empire
 (born April 1944)                                   Advisers, LLC and               Insurance Company;
                                                     Director, ASB                   Director J.Z. Equity
                                                     Securities LLC                  Partners, Plc. (U.K.
                                                     since July 2002;                investment trust
                                                     prior thereto,                  company); Director,
                                                     private investor                Columbia University
                                                     and consultant to               School of
                                                     The Jordan                      International and
                                                     Company (private                Public Affairs; Vice
                                                     investment                      Chairman, New York
                                                     banking firm)                   State Board of The
                                                     since June 1997;                Nature Conservancy;
                                                     prior thereto,                  Director, First
                                                     President and                   Eagle Funds, Inc.
                                                     Chief Investment                (5 portfolios).
                                                     Officer of The
                                                     William Penn
                                                     Company (a
                                                     registered
                                                     investment
                                                     adviser);
                                                     Director, Arnhold
                                                     and S.
                                                     Bleichroeder
                                                     Advisers UK, Ltd.

Stanford S. Warshawsky ...  Chairman      December   Co-President,              6    Director, Enzo
 1345 Avenue of the         of the        1999 to    Secretary, and                  Biochem, Inc. since
 Americas                   Board;        present    Director, Arnhold               August 2002;
 New York, New York 10105   Director                 and                             Director,
 (born October 1937)                                 S. Bleichroeder                 German-American
                                                     Holdings, Inc.;                 Chamber of Commerce;
                                                     Co-President and                Vice Chairman, The
                                                     Director, Arnhold               Arthur F. Burns
                                                     and S.                          Fellowship; Chairman
                                                     Bleichroeder                    and Director, First
                                                     Advisers, LLC;                  Eagle Funds, Inc.
                                                     Co-President and                (5 portfolios)
                                                     Director, ASB
                                                     Securities LLC;
                                                     Director, Arnhold
                                                     and S.
                                                     Bleichroeder
                                                     Advisers UK, Ltd.


---------

(1) Directors who are 'interested persons' of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold, Jordan and Warshawsky is an interested person of the Company by virtue of being an officer or an officer and a director of the Adviser.

(2)  The term of office of each Director expires on his/her 70th birthday.

                                   OFFICERS


                                                   TERM OF
                                                 OFFICE AND
                                  POSITION(S)     LENGTH OF
                                   HELD WITH        TIME                PRINCIPAL OCCUPATION(S)
      NAME, AGE AND ADDRESS       THE COMPANY     SERVED(1)            DURING PAST FIVE (5) YEARS
--------------------------------  -----------    -----------       ----------------------------------
John P. Arnhold ................  Co-President;  December          See table above related to
 1345 Avenue of the Americas      Director       1999 to           Interested Directors
 New York, New York 10105                        present
 (born December 1953)

Jean-Marie Eveillard ...........  Co-President   December          Senior Vice President, Arnhold
 1345 Avenue of the Americas      (portfolio     1999 to           and S. Bleichroeder Advisers, LLC;
 New York, New York 10105         manager)       present           Co-President, First Eagle Funds,
 (born January 1940)                             (with             Inc.; prior to 1999, Director and
                                                 portfolio         President or Executive Vice
                                                 management        President of Societe Generale
                                                 responsibility    Asset Management Corp.
                                                 since
                                                 commencement
                                                 of
                                                 investment
                                                 operations
                                                 in February
                                                 1997)

Charles de Vaulx ...............  Senior Vice    December          Senior Vice President, Arnhold
 1345 Avenue of the Americas      President      1999 to           and S. Bleichroeder Advisers, LLC;
 New York, New York 10105         (portfolio     present           Senior Vice President, First Eagle
 (born October 1961)              manager)       (with             Funds, Inc.; Senior Vice
                                                 portfolio         President, Societe Generale Asset
                                                 management        Management Corp. since 1998,
                                                 responsibility    Associate Portfolio Manager from
                                                 since             December 1996, Securities Analyst,
                                                 commencement      prior to December 1996
                                                 of
                                                 investment
                                                 operations
                                                 in February
                                                 1997)

Robert Bruno ...................  Vice           December          Senior Vice President, Arnhold
 1345 Avenue of the Americas      President,     1999 to           and S. Bleichroeder Advisers, LLC;
 New York, New York 10105         Secretary      present           Senior Vice President, ASB
 (born June 1964)                 and                              Securities, LLC; Vice President,
                                  Treasurer                        Secretary and Treasurer, First
                                                                   Eagle Funds, Inc.

Suzan J. Afifi .................  Vice           December          Vice President, Arnhold and
 1345 Avenue of the Americas      President      1999 to           S. Bleichroeder Advisers, LLC;
 New York, New York 10105         and            present           Vice President, ASB Securities,
 (born October 1952)              Assistant                        LLC; Vice President and Assistant
                                  Secretary                        Secretary, First Eagle Funds, Inc.

Edwin S. Olsen .................  Vice           November          Vice President, Arnhold and
 1345 Avenue of the Americas      President      2000 to           S. Bleichroeder Advisers, LLC;
 New York, New York 10105                        present           Vice President, First Eagle Funds,
 (born September 1939)                                             Inc.; Vice President, SG Cowen
                                                                   Securities Corp. from prior to
                                                                   1999

Andrew DeCurtis ................  Vice           November          Vice President, Arnhold and
 1345 Avenue of the Americas      President      2000 to           S. Bleichroeder Advisers, LLC;
 New York, New York 10105                        present           Vice President, First Eagle Funds,
 (born March 1968)                                                 Inc.

Stefanie Spritzler .............  Assistant      May 2000 to       Vice President, Arnhold and
 1345 Avenue of the Americas      Treasurer      present           S. Bleichroeder Advisers, LLC;
 New York, New York 10105                                          Vice President, ASB Securities,
 (born July 1973)                                                  LLC; Assistant Treasurer, First
                                                                   Eagle Funds, Inc.

Winnie Chin ....................  Assistant      March 2001        Assistant Treasurer, First Eagle
 1345 Avenue of the Americas      Treasurer      to present        Funds, Inc.
 New York, New York 10105
 (born July 1974)


---------

(1)  The term of office of each officer is indefinite.

                       First Eagle Overseas Variable Fund
                          1345 Avenue of the Americas
                               New York, NY 10105

DIRECTORS AND OFFICERS

DIRECTORS

John P. Arnhold                                Paul J. Lawler
Candace K. Beinecke                            Dominique Raillard
Jean D. Hamilton                               Nathan Snyder
James E. Jordan                                Stanford S. Warshawsky
William M. Kelly

OFFICERS
Stanford S. Warshawsky ................................... Chairman of the Board
John P. Arnhold ................................................... Co-President
Jean-Marie Eveillard .............................................. Co-President
Charles de Vaulx ......................................... Senior Vice President
Robert Bruno .......................... Vice President, Secretary, and Treasurer
Suzan J. Afifi .......................... Vice President and Assistant Secretary
Edwin S. Olsen .................................................. Vice President
Andrew DeCurtis ................................................. Vice President
Stefanie Spritzler ......................................... Assistant Treasurer
Winnie Chin ................................................ Assistant Treasurer

INVESTMENT ADVISER                              UNDERWRITER

ARNHOLD AND S. BLEICHROEDER                     FIRST EAGLE FUNDS DISTRIBUTORS,
ADVISERS, LLC                                   A DIVISION OF ASB SECURITIES LLC
1345 Avenue of the Americas                     1345 Avenue of the Americas
New York, NY 10105                              New York, NY 10105

LEGAL COUNSEL                                   INDEPENDENT AUDITORS

SHEARMAN & STERLING                             KPMG LLP
599 Lexington Avenue                            757 Third Avenue
New York, NY 10022                              New York, NY 10017

CUSTODIAN

THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

SHAREHOLDER SERVICING AGENT

DST SYSTEMS, INC.
330 West 9th Street
Kansas City, MO 64105







The Financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Variable Funds, Inc.

Item 2.    Code of Ethics.

Not applicable at this time.

Item 3.    Audit Committee Financial Expert.

Not applicable at this time.

Items 4-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

Item 10.   Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        First Eagle Variable Funds, Inc.

By (Signature and Title)*           /s/ John P. Arnhold
                                    ------------------------------------------
                                    John P. Arnhold, Co-President


Date 9/4/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ John P. Arnhold
                                    ------------------------------------------
                                    John P. Arnhold, Principal Executive Officer

Date 9/4/2003


By (Signature and Title)*           /s/ Robert Bruno
                                    ------------------------------------------
                                    Robert Bruno, Principal Financial Officer

Date 9/4/2003

*   Print the name and title of each signing officer under his or her signature.


--------------------------------------------------------------------------------





                       STATEMENT OF DIFFERENCES

The section symbol shall be expressed as....................................'SS'

The dagger symbol shall be expressed as......................................'D'